Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
9.1    Types of cash and cash equivalents
As of December 31, 2024 and 2023, cash and cash equivalents are detailed as follows:

Cash	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Cash on hand	663	33
Cash in banks	925,380	676,282
Other demand deposits	—	709
Total Cash	926,043	677,024

Cash equivalents	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Short-term deposits, classified as cash equivalents	322,500	23,545
Short-term investments, classified as cash equivalents	129,308	340,800
Total cash equivalents	451,808	364,345
Total cash and cash equivalents	1,377,851	1,041,369
9.2    Short-term investments, classified as cash equivalents
As of December 31, 2024 and 2023, the short-term investments classified as cash equivalents relate to mutual funds (investment liquidity funds) for investments in:

Institution	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Legg Mason - Western Asset Institutional Cash Reserves	122,337	312,924
JP Morgan US dollar Liquidity Fund Institutional	1,974	22,845
Banco Crédito e Inversiones	4,997	5,031
Total	129,308	340,800

Short-term investments are highly liquid mutual funds that are basically invested in short-term fixed rate notes in the U.S. and in Chile market.
9.3    Amount restricted cash balances
The Company has granted a guarantee consisting of financial instruments, specified in deposits, custody and administration to Banco de Chile, for its subsidiary Isapre Norte Grande Ltda., in compliance with the provisions of the Superintendence of Health, which regulates social security health institutions.
According to the regulations of the Superintendence of Health, this guarantee is for the total amount payable to its affiliates and medical providers. Banco de Chile reports the current value of the guarantee to the Superintendence of Health and Isapre Norte Grande Ltda. on a daily basis.
As of December 31, 2024 and 2023, pledged assets are as follows:

Restricted cash balances	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Isapre Norte Grande Ltda.	942	950
Total	942	950
9.4    Short-term deposits, classified as cash equivalents
The detail at the end of each balance date is as follows:

Receiver of the deposit	Type of deposit	Original Currency	Interest Rate	Placement date	Expiration date	Principal	Interest accrued to-date	As of December 31, 2024
						ThUS$	ThUS$	ThUS$
Banco de Chile	Fixed term	Dollar	0.43%	12-03-2024	01-06-2025	1,000	4	1,004
Banco de Chile	Fixed term	Dollar	0.08%	12-27-2024	01-03-2025	5,300	3	5,303
Banco Estado	Fixed term	Dollar	0.45%	12-10-2024	01-13-2025	500	1	501
Banco Estado	Fixed term	Dollar	0.40%	12-13-2024	01-13-2025	1,000	2	1,002
Banco Estado	Fixed term	Dollar	0.36%	12-16-2024	01-13-2025	500	1	501
Banco Estado	Fixed term	Dollar	0.27%	12-23-2024	01-13-2025	2,000	2	2,002
Banco Estado	Fixed term	Dollar	0.34%	12-26-2024	01-21-2025	50,000	39	50,039
Banco Estado	Fixed term	Dollar	0.34%	12-26-2024	01-21-2025	50,000	39	50,039
Banco Crédito e Inversiones	Fixed term	Dollar	0.46%	12-09-2024	01-13-2025	1,000	3	1,003
Banco Santander	Fixed term	Dollar	0.25%	12-24-2024	01-13-2025	500	—	500
Banco Santander	Fixed term	Dollar	0.09%	12-27-2024	01-03-2025	4,500	2	4,502
Banco Santander	Fixed term	Peso	0.44%	12-26-2024	01-14-2025	99,452	88	99,540
Scotiabank Chile	Fixed term	Dollar	0.32%	12-19-2024	01-13-2025	500	1	501
Scotiabank Chile	Fixed term	Dollar	0.18%	12-30-2024	01-13-2025	800	—	800
Scotiabank Chile	Fixed term	Peso	0.10%	12-26-2024	01-02-2025	2,509	2	2,511
Scotiabank Chile	Fixed term	Peso	0.10%	12-27-2024	01-03-2025	1,806	1	1,807
Scotiabank Chile	Fixed term	Peso	0.10%	12-30-2024	01-06-2025	1,505	—	1,505
Scotiabank Chile	Fixed term	Peso	0.45%	12-26-2024	01-28-2025	99,352	88	99,440
Total						322,224	276	322,500

Receiver of the deposit	Type of deposit	Original Currency	Interest Rate	Placement date	Expiration date	Principal	Interest accrued to-date	As of December 31, 2023
						ThUS$	ThUS$	ThUS$
Banco Santander	Fixed term	Dollar	0.39%	12-11-2023	01-05-2024	5,000	16	5,016
Banco Santander	Fixed term	Dollar	0.28%	12-21-2023	01-08-2024	1,300	2	1,302
Banco Crédito e Inversiones	Fixed term	Dollar	0.80%	12-28-2023	02-16-2024	1,000	—	1,000
Itaú Corpbanca	Fixed term	Dollar	0.27%	12-18-2023	01-05-2024	3,000	6	3,006
Itaú Corpbanca	Fixed term	Dollar	0.54%	12-04-2023	01-08-2024	2,000	8	2,008
Scotiabank Sud Americano	Fixed term	Dollar	0.45%	12-18-2023	01-16-2024	2,700	5	2,705
Scotiabank Sud Americano	Fixed term	Dollar	0.23%	12-20-2023	01-04-2024	2,200	4	2,204
Scotiabank Sud Americano	Fixed term	Dollar	0.16%	12-29-2023	01-05-2024	1,140	1	1,141
Scotiabank Sud Americano	Fixed term	Dollar	0.78%	12-13-2023	01-31-2024	700	2	702
Banco de Chile	Fixed term	Dollar	0.70%	12-27-2023	02-09-2024	1,850	1	1,851
Banco de Chile	Fixed term	Dollar	1.02%	12-04-2023	02-05-2024	1,300	6	1,306
Banco de Chile	Fixed term	Dollar	0.77%	12-14-2023	01-31-2024	1,300	4	1,304
Total						23,490	55	23,545